4. EQUIPMENT	12 Months Ended
Dec. 31, 2017
Notes
4. EQUIPMENT

4. EQUIPMENT

	Furniture and other equipment	Vehicles	Other assets	Total
Cost
As at January 1, 2016	$ 127,549	$ 183,038	$ 22,431	$ 333,018
Additions during the year	-	-	-	-
Exchange adjustment	(7,299)	(10,474)	(1,284)	(19,057)
As at December 31, 2016	120,250	172,564	21,147	313,961
Additions during the year	3,591	40,490	-	44,081
Disposal during the year	(11,706)	(116,314)	-	(128,020)
Exchange adjustment	7,494	10,754	1,318	19,566
As at December 31, 2017	$ 119,629	$ 107,494	$ 22,465	$ 249,588

Accumulated depreciation
As at January 1, 2016	$ 82,324	$ 162,870	$ 16,864	$ 262,058
Depreciation for the year	12,860	4,575	1,981	19,416
Exchange adjustment	(5,144)	(9,474)	(1,032)	(15,650)
As at December 31, 2016	90,040	157,971	17,813	265,824
Depreciation for the year	13,608	9,352	1,149	24,109
Depreciation for the year related to disposals	(11,706)	(101,985)	-	(113,691)
Exchange adjustment	5,985	10,102	1,142	17,229
As at December 31, 2017	$ 97,927	$ 75,440	$ 20,104	$ 193,471

Net book value
As at January 1, 2016	$ 45,225	$ 20,168	$ 5,567	$ 70,960
As at December 31, 2016	$ 30,210	$ 14,593	$ 3,334	$ 48,137
As at December 31, 2017	$ 21,702	$ 32,054	$ 2,361	$ 56,117